                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]: Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


         /s/ Thomas D. Stern            New York, New York   November 16, 2009
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:   $2,725,632 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- ----------- --------- ------------------- ---------- -------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
         NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED NONE
----------------------------- -------------- ----------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
LOCKHEED MARTIN CORP          COM            539830 10 9   440,785  5,645,303 SH       SOLE                 5,645,303
COMCAST CORP NEW              CL A SPL       20030N 20 0   400,300 24,894,294 SH       SOLE                24,894,294
RYANAIR HOLDINGS PLC          SPONSORED ADR  783513 10 4   361,877 12,461,330 SH       SOLE                12,461,330
US BANCORP DEL                COM NEW        902973 30 4   338,998 15,507,682 SH       SOLE                15,507,682
LABORATORY CORP AMER HOLDINGS COM NEW        50540R 40 9   297,308  4,525,238 SH       SOLE                 4,525,238
VARIAN MED SYS INC            COM            92220P 10 5   286,636  6,803,610 SH       SOLE                 6,803,610
PRECISION CASTPARTS CORP      COM            740189 10 5   234,970  2,306,568 SH       SOLE                 2,306,568
DELL INC                      COM            24702R 10 1   179,356 11,753,338 SH       SOLE                11,753,338
WATERS CORP                   COM            941848 10 3   139,721  2,501,278 SH       SOLE                 2,501,278
CROSSTEX ENERGY INC           COM            22765Y 10 4    30,122  5,704,926 SH       SOLE                 5,704,926
CROSSTEX ENERGY LP            COM            22765U 10 2    15,559  2,952,338 SH       SOLE                 2,952,338